Capital structure and financing - C.6.3. Call and put options (Details) - USD ($) $ in Millions	Dec. 13, 2018	Oct. 07, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Add (less) derivatives related to debt (SEK currency swap)			$ 0	$ 56
Cable Onda S.A
Disclosure of detailed information about business combination [line items]
Percentage ownership help by non-controlling interest	20.00%	20.00%
Vesting period of put option	42 months
Add (less) derivatives related to debt (SEK currency swap)	$ 239
Vesting period of call option	42 months
Threshold for ownership percentage of counterparty to make call option exercisable	10.00%
Interest rate on call option	10.00%